Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)
In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (or Logitel), a Norway-based company focused on high-end UMS. At the time of the transaction, affiliates of Logitel were parties to construction contracts for three UMS newbuildings ordered from the COSCO (Nantong) Shipyard (or COSCO) in China. The Partnership took delivery of one of the UMS newbuildings, the Arendal Spirit UMS, in February 2015.

In June 2016, the Partnership canceled the UMS construction contracts for the two remaining UMS newbuildings, the Stavanger Spirit and the Nantong Spirit. As a result of this cancellation, during 2016, the Partnership wrote-off $43.7 million of assets related to these newbuildings and reversed contingent liabilities of $14.5 million associated with the delivery of these assets. An estimate of the potential damages for the cancellation of the Stavanger Spirit newbuilding contract is based on the amount due for the final yard installment of approximately $170 million less the estimated fair value of the Stavanger Spirit. Given the unique design of the vessel as well as the lack of recent sale and purchase transactions for this type of asset, the value of this vessel, and thus ultimately the amount of potential damages that may result from the cancellation, is uncertain. During December 2017, Logitel Offshore Rig II Pte Ltd., the single-purpose subsidiary relating to the Stavanger Spirit, received a notice of arbitration from COSCO to arbitrate all disputes arising from the cancellation of the construction contract of the Stavanger Spirit UMS and during March 2018, COSCO commenced arbitration against Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. claiming $186.2 million plus interest, damages and costs. Pursuant to the Stavanger Spirit newbuilding contract and related agreements, COSCO only has recourse to the single-purpose subsidiary that was a party to the Stavanger Spirit newbuilding contract and its immediate parent company, Logitel Offshore Pte. Ltd., for damages incurred. Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. are disputing this claim.

The Partnership's estimate of potential damages for the cancellation of the Nantong Spirit newbuilding contract is based upon estimates of a number of factors, including accumulated costs incurred by COSCO, sub-supplier contract cancellation costs, as well as how such costs are treated under the termination provisions in the contract. The Partnership estimates that the amount of potential damages faced by it in relation to the cancellation of the Nantong Spirit contract could range between $10 million and $40 million. Pursuant to the Nantong Spirit newbuilding contract, COSCO only has recourse to the single-purpose subsidiary that was a party to the Nantong Spirit newbuilding contract. During June 2017, Logitel Offshore Rig III LLC, the single-purpose subsidiary relating to the Nantong Spirit, received a claim from COSCO for $51.9 million for the unpaid balance for work completed, cancellation costs and damages, and during the third quarter of 2017, COSCO commenced arbitration against Logitel Offshore Rig III LLC. Logitel Offshore Rig III LLC is disputing this claim.

As at December 31, 2019, the Partnership's subsidiaries have accrued $43.3 million in the aggregate related to the above claims related to Logitel from COSCO.

b)
In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57.0 million. The Petrojarl I FPSO unit underwent upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard (or Damen) in the Netherlands prior to being moved to the Aibel AS shipyard (or Aibel) in Norway where its upgrades were completed. The FPSO unit commenced operations in May 2018 under a five-year charter contract with Atlanta Field B.V. and a service agreement with Enauta.

During 2017, Damen commenced a formal arbitration with Petrojarl I L.L.C. (a wholly-owned subsidiary of the Partnership) as to the settlement of shipyard costs. During May 2018, the Partnership received a statement of case from Damen claiming $145.4 million for additional costs allegedly incurred by Damen in respect of the work and interest thereon. The Partnership served its defense to these claims on October 31, 2018 disputing the claims brought by Damen and bringing counterclaims against Damen (including a claim for abatement of the contract price) in excess of $110 million. In December 2019, arbitration hearings commenced. As of December 31, 2019, the Partnership had not accrued for any potential liability relating to these claims as the Partnership's best estimate is that the arbitration will not result in a net award, which would require an amount to be paid to Damen in excess of amounts already paid as at December 31, 2019.

c)
In 2017, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co., Ltd. to construct four Suezmax DP2 shuttle tanker newbuildings, for an estimated aggregate fully built-up cost of $588.7 million, excluding approximately $16 million of subsidies expected to be received by the Partnership. These newbuilding vessels are being constructed based on the Partnership's new Shuttle Spirit design which incorporates technologies intended to increase fuel efficiency and reduce emissions, including liquefied natural gas (or LNG) propulsion technology. Upon expected delivery in 2020, these vessels are to provide shuttle tanker services in the North Sea, with two to operate under the Partnership’s existing master agreement with Equinor, and two to operate directly within the North Sea CoA fleet. As at December 31, 2019, gross payments made towards these commitments were $221.1 million and the remaining gross payments required to be made are estimated to be $367.6 million (2020). In April 2019, the Partnership secured a $413.8 million debt facility, which as at December 31, 2019, provided borrowings of $198.1 million for the newbuilding payments and was fully drawn (see note 8).

In July 2018, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co. Ltd., to construct two Aframax DP2 shuttle tanker newbuildings, for an estimated aggregate fully built-up cost of $257.1 million, excluding approximately $2 million of subsidies expected to be received by the Partnership. These newbuilding vessels are also being constructed based on the Partnership's new Shuttle Spirit design. Upon delivery in late-2020 through early-2021, these vessels will join the Partnership's CoA portfolio in the North Sea. As at December 31, 2019, gross payments made towards these commitments were $53.2 million and the remaining gross payments required to be made are estimated to be $129.5 million (2020) and $74.4 million (2021). In September 2019, the Partnership secured $214.2 million of long-term financing under sale-leaseback transactions, which as at December 31, 2019, provided pre-delivery borrowings of $23.8 million for the newbuilding payments and was fully drawn. The financing is classified as Other current liabilities and Other long-term liabilities on the Partnership's consolidated balance sheet and accrues interest at a fixed rate of 5.5% until the related vessels deliver.

In August 2019, the Partnership entered into a shipbuilding contract with Samsung Heavy Industries Co. Ltd., to construct one Suezmax DP2 shuttle tanker newbuilding, for an estimated aggregate fully built-up cost of $128.2 million. Upon delivery in early-2022, the vessel will operate under existing contracts with a group of oil companies on the East Coast of Canada. As at December 31, 2019, gross payments made towards this commitment were $7.2 million and the remaining gross payments required to be made are estimated to be $21.2 million (2020), $26.7 million (2021) and $73.1 million (2022). The Partnership expects to secure long-term financing related to this shuttle tanker newbuilding.

d)
During 2019, certain entities and individuals, which together claim to hold approximately 5,000,000 of the Partnership’s common units, filed complaints in the United States District Court for the Southern District of New York naming as defendants the Partnership, the general partner, current and former members of the board of directors of the general partner, certain senior management of the Partnership, Brookfield and Brookfield Asset Management Inc. In October 2019, a joint stipulation was filed by the plaintiffs to consolidate the separate complaints. The plaintiffs purported to assert claims on behalf of a class of holders of the Partnership’s common units in relation to Brookfield’s unsolicited non-binding proposal, made in May 2019, pursuant to which Brookfield would acquire all of the Partnership’s issued and outstanding common units that Brookfield did not already own in exchange for $1.05 in cash per common unit. On October 1, 2019, the Partnership entered into an agreement with Brookfield to acquire by merger all of the outstanding publicly held common units not already held by Brookfield in exchange for $1.55 in cash per common unit (or, as an alternative, other equity consideration) and on January 22, 2020, Brookfield completed the merger of all of the outstanding publicly held and listed common units representing the Partnership's limited partner interests held by parties other than Brookfield. (see note 16). On January 28, 2020 the same plaintiffs filed an Amended Consolidated Class Action Complaint in which the plaintiffs purport to allege further claims in respect of the merger process and the ultimate agreed consideration of $1.55 in cash per common unit or alternative equity consideration.

The complaints allege a breach of the Partnership’s limited partnership agreement and, in the alternative, a breach of an implied covenant of good faith and fair dealing. The complaints seek damages in an unspecified amount and an award to the plaintiffs of their costs and expenses incurred in the action, including their attorneys’ fees. The Partnership believes that there is no merit to these claims.

e)
Despite generating $319.9 million of cash flows from operating activities during 2019, the Partnership had a working capital deficit of $184.5 million as at December 31, 2019. This working capital deficit primarily relates to the scheduled maturities and repayments of $353.2 million of outstanding debt during the 12 months ending December 31, 2020, which amount was classified as current as at December 31, 2019. The Partnership also anticipates making payments related to commitments to fund vessels under construction during 2020 through 2022 of $693 million.

Based on these factors, during the one-year period following the issuance of these consolidated financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its obligations and commitments and minimum liquidity requirements under its financial covenants. Additional potential sources of financing include refinancing or extension of debt facilities and extensions and redeployments of existing assets.

The Partnership is actively pursuing the funding alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to raise debt and refinance loan facilities for similar types of vessels. The Partnership is in various stages of completion on these matters.

Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership expects that it will have sufficient liquidity to enable the Partnership to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.